Leases Disclosure of amounts included in the Income Statements relating to leases (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Presentation of leases for lessee [abstract]
Depreciation, right-of-use assets	R 259	R 166
Interest expense on lease liabilities	28	19
Expense relating to short-term leases for which recognition exemption has been used	154	134
Expense relating to leases of low-value assets for which recognition exemption has been used	28	21
Expense relating to variable lease payments not included in measurement of lease liabilities	R 1,678	R 1,050
Percentage of variable lease payments	80.00%